SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO TARGET DATE RETIREMENT FUNDS
Wells Fargo Target Today Fund
Wells Fargo Target 2010 Fund
Wells Fargo Target 2015 Fund
Wells Fargo Target 2020 Fund
Wells Fargo Target 2025 Fund
Wells Fargo Target 2030 Fund
Wells Fargo Target 2035 Fund
Wells Fargo Target 2040 Fund
Wells Fargo Target 2045 Fund
Wells Fargo Target 2050 Fund
Wells Fargo Target 2055 Fund
Wells Fargo Target 2060 Fund
(each a “Fund”, together the “Funds”)

The previously announced merger of each Fund listed in the table below into another Fund of the Trust, which is also listed below, if all conditions to closing are satisfied, is now expected to occur on or about February 11, 2022.

Target Fund	Acquiring Fund
Wells Fargo Target Today Fund	Wells Fargo Dynamic Target Today Fund
Wells Fargo Target 2010 Fund	Wells Fargo Dynamic Target Today Fund
Wells Fargo Target 2015 Fund	Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Target 2020 Fund	Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Target 2025 Fund	Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Target 2030 Fund	Wells Fargo Dynamic Target 2030 Fund
Wells Fargo Target 2035 Fund	Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Target 2040 Fund	Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Target 2045 Fund	Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Target 2050 Fund	Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Target 2055 Fund	Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Target 2060 Fund	Wells Fargo Dynamic Target 2060 Fund

September 23, 2021	TDR101/P601SP